Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings (Loss) Per Share
Schedule of basic and diluted earnings (loss) per share calculations

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net loss	$(49,790)	$(21,947)	$(84,408)	$(45,387)

Weighted average shares outstanding
Basic	18,395,983	299,780	9,359,655	299,001
Diluted	18,395,983	299,780	9,359,655	299,001

Basic loss per common share	$(2.71)	$(73.21)	$(9.02)	$(151.80)
Diluted loss per common share	$(2.71)	$(73.21)	$(9.02)	$(151.80)

The table below shows our basic and diluted earnings (loss) per share calculations (in thousands, except share and per share amounts):

	Year Ended December 31,
	2019	2018
Net loss	$(98,895)	$(55,803)
Weighted average shares outstanding
Basic	2,739,505	2,645,194
Diluted	2,739,505	2,645,194
Basic earnings per common share	$(36.10)	$(21.10)
Diluted earnings per common share	$(36.10)	$(21.10)